Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010	$ 930,067	$ 236,279,931	$ (18,515,006)	$ 218,694,992
Balance (in Shares) at Dec. 31, 2010	31,002,211
Net income (loss)			1,115,989	1,115,989
Issuance of restricted shares for stock incentive award and share-based compensation	4,950	563,539		568,489
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	165,000
Dividends declared			(8,457,722)	(8,457,722)
Balance at Dec. 31, 2011	935,017	236,843,470	(25,856,739)	211,921,748
Balance (in Shares) at Dec. 31, 2011	31,167,211
Net income (loss)			(13,198,741)	(13,198,741)
Issuance of shares in “Rights Offering Program, net of issuance costs”	415,562	14,252,617		14,668,179
Issuance of shares in “Rights Offering Program, net of issuance costs” (in Shares)	13,852,094
Issuance of restricted shares for stock incentive award and share-based compensation	9,009	662,372		671,381
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	300,300
Dividends declared			(4,436,421)	(4,436,321)
Balance at Dec. 31, 2012	1,359,588	251,758,459	(43,491,901)	209,626,146
Balance (in Shares) at Dec. 31, 2012	45,319,605
Net income (loss)			(103,424,827)	(103,424,827)
Issuance of restricted shares for stock incentive award and share-based compensation	12,110	556,224		568,334
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	403,650
Dividends declared			(2,067,571)	(2,067,571)
Balance at Dec. 31, 2013	$ 1,371,698	$ 252,314,683	$ (148,984,299)	$ 104,702,082
Balance (in Shares) at Dec. 31, 2013	45,723,255